Accumulated Other Comprehensive Income (Loss) - Schedule of Amounts Reclassified out of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses (gains)	$ 0	$ (9,687)	$ (104)
Income from operations before income taxes and equity in earnings of affiliated companies	167,663	84,049	73,410
Tax impact	(46,944)	(19,736)	(24,363)
Net income	121,310	64,860	49,509
Reclassification out of Accumulated Other Comprehensive Income | Pension benefit liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from operations before income taxes and equity in earnings of affiliated companies	0	9,687	104
Tax impact	0	(3,131)	(34)
Net income	0	6,556	70
Reclassification out of Accumulated Other Comprehensive Income | Amortization of actuarial losses (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses (gains)	$ 0	$ 9,687	$ 104